Financing Receivables - Concentrations by State (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) state	Dec. 31, 2020 USD ($) state
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 71,952	$ 41,752
Financing Receivable | Geographic Concentration Risk | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	19.10%	18.90%
Financing Receivable | Geographic Concentration Risk | California
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	17.80%	17.50%
Financing Receivable | Geographic Concentration Risk | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	8.70%	8.70%
Financing Receivable | Geographic Concentration Risk | New York
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	6.70%	6.30%
Financing Receivable | Geographic Concentration Risk | New Jersey
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	6.20%	5.90%
Financing Receivable | Geographic Concentration Risk | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	4.50%	4.90%
Financing Receivable | Geographic Concentration Risk | Pennsylvania
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	4.10%	4.30%
Financing Receivable | Geographic Concentration Risk | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	4.10%	3.50%
Financing Receivable | Geographic Concentration Risk | South Carolina
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	3.70%	3.70%
Financing Receivable | Geographic Concentration Risk | Missouri
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	2.80%	3.60%
Financing Receivable | Geographic Concentration Risk | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	22.30%	22.70%
Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 4,875	$ 6,351
Loans and Loan Participations | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	930	1,203
Loans and Loan Participations | California
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	867	1,111
Loans and Loan Participations | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	423	555
Loans and Loan Participations | New York
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	325	403
Loans and Loan Participations | New Jersey
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	302	376
Loans and Loan Participations | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	220	312
Loans and Loan Participations | Pennsylvania
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	202	274
Loans and Loan Participations | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	201	223
Loans and Loan Participations | South Carolina
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	178	234
Loans and Loan Participations | Missouri
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	135	228
Loans and Loan Participations | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 1,092	$ 1,432
Loans and Loan Participations | Financing Receivable | Geographic Concentration Risk
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total	100.00%	100.00%
Number of states not individually disclosed | state	31	31
Threshold percentage for disclosing individually	2.60%	2.70%